Long-Term Debt (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
Summary of Debt
The Company’s debt consisted of the following (in thousands):

	September 30, 2024	December 31, 2023
Term loans	611,366	$539,247
Less: unamortized debt issuance costs	(9,264)	(3,769)

Total net debt	602,102	535,478
Less: current portion	(6,028)	(6,896)

Long-term debt	$596,074	$528,582

The Company’s debt consisted of the following (in thousands):

	December 31,
	2023	2022
Term loans	$539,247	$492,317
Less: unamortized debt issuance costs	(3,769)	(5,292)

Total net debt	$535,478	$487,025

Summary of Scheduled Principal Payments	As of December 31, 2023, the minimum scheduled principal payments on indebtedness were as follows (in thousands):

2024	$6,945
2025	6,945
2026	525,357

Total	$539,247